Long-term Debt - Convertible notes 2021 (Details) - Evolv Technologies Holdings Inc [Member] - 2021 Convertible Notes - USD ($) $ in Millions			3 Months Ended
	Feb. 04, 2021	Jan. 21, 2021	Mar. 31, 2021
Debt Instrument [Line Items]
Gross proceeds from issuance	$ 30.0	$ 30.0
Interest rate	8.00%	8.00%
Additional gross proceeds made available upon achievement of the integration milestone	$ 100.0	$ 100.0
Conversion price as percentage of the price per share paid by the other investors	80.00%	80.00%
Embedded derivative fair value	$ 7.0	$ 7.0
Initial carrying value	$ 23.0	$ 23.0
Accrued interest, current			$ 0.4
Total interest incurred			$ 1.9